Long-term Debt and Interest Rate Swap	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Debt Instrument [Line Items]
Long-term Debt and Interest Rate Swap
Long‑term Debt and Interest Rate Swap

The Company’s total outstanding indebtedness at December 31, 2016, 2017 and March 30, 2018 consisted of the following (in thousands):

	As of December 31, 2016		As of December 31, 2017		As of March 30, 2018 (unaudited)
	Interest Rate	Outstanding Balance	Interest Rate	Outstanding Balance	Interest Rate	Outstanding Balance
UBS First Lien	5.75%	$547,928	6.08%	$542,137	6.44%	$540,689
Cortland First Lien	—%	—	7.35%	206,938	7.73%	204,250
UBS Second Lien	9.75%	244,200	10.08%	244,200	10.44%	244,200
UBS / B1 loans	7.75%	113,559		—		—
Discount		(21,970)		(16,770)		(15,071)
Deferred financing		(5,493)		(5,489)		(5,070)
Current portion		(18,244)		(23,338)		(23,338)
Long‑term debt, net of current portion		$859,980		$947,678		$945,660

Scheduled maturities of long‑term debt as of March 30, 2018 were as follows (in thousands):

Years ending December 31,
2018	$19,202
2019	548,362
2020	265,700
2021	21,500
2022	21,500
Thereafter	112,875
$989,139

UBS First and Second Lien

Senior Secured First Lien and Second Lien Credit Facilities with UBS

On May 23, 2014, Vencore and Vencore OpCo entered into a first lien credit facility with UBS, which was amended on June 17, 2016 (as amended, the “First Lien”) to include a term loan increase of $181.9 million. The First Lien was borrowed to help fund the retirement of the Senior Subordinated Notes and to pay dividends to Class A members. Cash dividends of $183.0 million paid represented a liquidating dividend. The First Lien consists of a term loan of $550.8 million due on November 23, 2019 and an available revolving credit facility of up to $50.0 million that expires May 23, 2019, of which $10.0 million may be used as letters of credit. The First Lien is secured by substantially all of Vencore’s assets. The obligations of Vencore OpCo under the First Lien are guaranteed by Vencore and each of Vencore OpCo’s subsidiaries (other than foreign subsidiaries, subsidiaries of foreign subsidiaries, immaterial subsidiaries, unrestricted subsidiaries and certain other subsidiaries). As of December 31, 2017 , Vencore had borrowed $0.2 million as letters of credit under the revolving credit facility. The letter of credit balance was reduced to $0.1 million as of March 30, 2018. The amount available under the revolving credit facility may be utilized to fund working capital or for other general corporate purposes. Vencore is required to pay a commitment fee of 0.375% per annum, in respect of the unutilized revolving credit commitments. The revolving credit facility is secured and guaranteed on the same basis as the First and Second Lien loans. The original first lien credit facility included a delayed draw term loan of up to $50.0 million which was reduced in 2014 to $25.0 million. On June 9, 2015, Vencore terminated its delayed draw term loan of $25.0 million and transferred $9.6 million to its borrowings under the First Lien after the settlement of the contingent liability in the amount of $9.6 million on the QNA SSG acquisition.

Borrowings under the First Lien bear interest at a rate equal to the Eurodollar base rate, as defined in the credit agreement (with a minimum of 1%), plus an applicable margin of 4.75%. The term loan is scheduled to be repaid in 6 remaining quarterly installments of $1.4 million with the balance due on November 23, 2019. The term loan is subject to mandatory prepayment requirements as follows: (i) if any indebtedness shall be issued or incurred by Vencore OpCo, any of its parent companies and their respective subsidiaries (defined as “Group Member” below), an amount equal to 100% of the Net Cash Proceeds thereof shall be applied promptly toward the prepayment of the term loan; (ii) if on any date any Group Member shall receive Net Cash Proceeds from any Asset Sale or Recovery Event then, unless a Reinvestment Notice shall be delivered in respect thereof, such Net Cash Proceeds shall be applied promptly toward the prepayment of the term loan; and (iii) if for any fiscal year of Vencore OpCo commencing with the fiscal year ending December 31, 2017, there shall be Excess Cash Flow (“ECF”), Vencore OpCo shall apply the ECF percentage of such Excess Cash Flow toward the prepayment of the term loan. Payments resulting from the annual ECF requirement are due no later than five business days after the earlier of (i) the date on which the financial statements of Vencore OpCo are required to be delivered to the lenders and (ii) the date such financial statements are actually delivered. At March 30, 2018, the current portion of $12.6 million included the $1.45 million of quarterly principal payments as well as $6.8 million of ECF to be made in April 2018. No payments were due to the lenders in 2017 with respect to the annual ECF requirement for the year ended December 31, 2016 based on the First Lien agreement. Since the excess cash flow requirement is based on annual cash flow, it is not possible to estimate the amount, if any, that would become payable in subsequent years, subject to any submission in advance of the quarter ending deadlines.

On May 23, 2014 Vencore and Vencore OpCo entered into a second lien credit facility with UBS which included an original term loan of $115.0 million due on May 23, 2020. Pursuant to an amendment on June 17, 2016 (as amended, the “Second Lien”), Vencore increased the term loan by $129.2 million. Borrowings under the Second Lien bear interest at a rate equal to the Eurodollar base rate, as defined in the credit agreement (with a minimum of 1%), plus an applicable margin of 8.75%, and are repaid on a quarterly basis. The Second Lien is secured by substantially all of the Vencore’s assets. The obligations of Vencore OpCo under the Second Lien are guaranteed by Vencore and each of Vencore OpCo’s subsidiaries (other than foreign subsidiaries, subsidiaries of foreign subsidiaries, immaterial subsidiaries, unrestricted subsidiaries and certain other subsidiaries). The term loan is subject to mandatory prepayment requirements as follows: (i) if any indebtedness shall be issued or incurred by Vencore OpCo, any of its parent companies and their respective subsidiaries (defined as “Group Member” below), an amount equal to 100% of the Net Cash Proceeds thereof shall be applied promptly toward the prepayment of the term loan; (ii) if on any date any Group Member shall receive Net Cash Proceeds from any Asset Sale or Recovery Event then, unless a Reinvestment Notice shall be delivered in respect thereof, such Net Cash Proceeds shall be applied promptly toward the prepayment of the term loan; and (iii) if for any fiscal year of Vencore OpCo commencing with the fiscal year ending December 31, 2017, there shall be excess cash flow (“ECF”), Vencore OpCo shall apply the ECF percentage of such excess cash flow toward the prepayment of the term loan. Payments resulting from the annual ECF requirement are due no later than five business days after the earlier of (i) the date on the which the financial statements of Vencore OpCo are required to be delivered to the lenders and (ii) the date such financial statements are actually delivered.

In 2016, Vencore paid fees of $21.4 million to lenders and third parties to amend the original first lien and second lien credit agreements and to retire the Senior Subordinated Notes. Out of the $21.4 million, $4.8 million was expensed in the period, $0.9 million was added to the deferred financing fees balance and the remaining $15.7 million was added to the loan discount. The deferred financing fees and loan discount are being amortized over the remaining term of the debt using the effective interest rate method.

Vencore has pledged substantially all of its assets as collateral under the First Lien and Second Lien agreements. They are guaranteed, jointly and severally, by all existing and future domestic subsidiaries. The First Lien and Second Lien agreements contain a number of covenants that, among other things, limit or restrict the ability of us and our restricted subsidiaries to: (1) dispose of certain assets; (2) incur, permit or guarantee certain additional indebtedness; (3) enter into a new line of business; (4) make certain investments; (5) incur or maintain certain liens; (6) pay or modify certain terms of certain debt instruments; (7) enter into swap agreements; (8) enter into agreements containing negative pledge clauses; (9) permit restrictions on a restricted subsidiary’s ability to pay dividends, make intercompany loans or otherwise transfer assets to us or any of our restricted subsidiaries; (10) engage in certain transactions with affiliates; (11) engage in mergers or the sale of substantially all of our or our subsidiaries’ assets; (12) pay dividends or make other restricted payments; and (13) make capital expenditures. The full balance of accumulated deficit is restricted. The First Lien agreement also contains a financial covenant for the benefit of the revolving credit facility lenders that requires us to maintain a maximum first lien net leverage ratio (as defined in the First Lien agreement) when utilization of the revolving credit facility exceeds 30% of the total aggregate revolving credit facility commitments. As of December 31, 2017 and March 30, 2018, Vencore was in compliance with the required consolidated net leverage ratio (as defined in the First Lien and Second Lien agreements) of 6.50:1:00. The revolving credit facility was not in use as of December 31, 2017 and March 30, 2018. Events of default under the credit agreements include, among other things, failure to make applicable principal or interest payments when they are due, breach of certain covenants and representations or change in control. At the occurrence of such an event, the administrative agent, at the request of the lenders, may terminate the commitments and declare the outstanding principal and accrued interest thereon and all fees and other obligations to be due and payable and exercise other rights and remedies provided for in the First and Second Lien agreements. Vencore is not currently in default under any of its loan provisions under the First and Second Lien agreements.

Senior Subordinated Notes

In November 2010, Vencore and Vencore OpCo completed an offering of $175.0 million principal amount of 11.5% senior subordinated notes due November 22, 2017 (the “Senior Subordinated Notes”). Interest accrued at the fixed rate of 11.5% and was paid quarterly. The notes were unsecured obligations of Vencore and were subordinated to all existing and future senior loans including borrowings under the First and Second Liens. The Senior Subordinated Notes were guaranteed, jointly and severally, by all existing and future domestic subsidiaries. In May 2014, Vencore amended its Senior Subordinated Notes agreement and extended the maturity date to November 22, 2020 as part of the UBS debt refinancing. The Senior Subordinated Notes holders were paid 2.25 basis points, or $3.9 million, as an amendment fee, and this amount was added to the deferred financing fees balance. On June 17, 2016, Vencore paid off the outstanding Senior Subordinated Notes balance of $175.0 million with the loan proceeds from the UBS debt refinancing. The debt repayment met the requirements of and was treated as an extinguishment for accounting purposes. Accordingly, associated unamortized deferred financing fees and an unamortized discount of $3.2 million and $2.2 million, respectively, as well as a loan breakage fee of $1.7 million, were recorded as debt extinguishment expenses in the accompanying combined statements of operations.

Interest Rate Swap on Variable‑Rate Term Loan under Senior Secured Credit Facility

In July 2014, Vencore, through Vencore OpCo, entered into an interest rate swap agreement with an effective date of July 24, 2014 and a maturity date of June 30, 2018 with Royal Bank of Canada on a notional amount of $175.0 million to eliminate the variability of cash flows due to fluctuations in LIBOR interest rates. Under the terms of the swap agreement, Vencore OpCo exchanged its floating LIBOR interest rate for a fixed interest rate of 2.45% for a period of four years. In September 2016, Vencore OpCo amended its existing swap agreement which lowered the fixed interest rate to 1.325% from September 30, 2016 through June 30, 2017, and then 2.27% from June 30, 2017 through May 26, 2020. The amendment resulted in a new maturity date of May 23, 2020.

The swap was in a liability position of $2.0 million as of December 31, 2016, as stated on our combined balance sheets with $0.7 million recorded in other current liabilities (“Note 11 - Other Current Liabilities”) and $1.3 million recorded in other long‑term liabilities (“Note 12 - Other Long‑term Liabilities”). The swap was in a liability position of $0.7 million as of December 31, 2017, as stated on our combined balance sheets, with $0.6 million in other current liabilities (“Note 11 - Other Current Liabilities”) and $0.1 million recorded in other long‑term liabilities (“Note 12 - Other Long‑term Liabilities”). The swap was in an asset position of $1.1 million as of March 30, 2018 with $0.2 million recorded in other current assets and $0.9 million in other long-term assets (“Note 8 - Other Long-term Assets”). We recorded an expense of $0.1 million, and income of $2.4 million and $1.3 million in connection with the swap for the years ended December 31, 2015, 2016 and 2017, respectively, which is included in the interest expense line item in our combined statements of operations. We recorded income of $0.1 million and $1.8 million for the three months ended March 31, 2017 and March 30, 2018. Interest payments are classified as operating activities in the combined statement of cash flows.

Cortland First Lien

On April 18, 2017, Keypoint entered into the First Lien Credit Facility with a syndicate of lenders providing for the $215.0 million First Lien Term Loan and the $15.0 million Revolving Credit Facility. The First Lien Term Loan and the Revolving Credit Facility have maturity dates of April 18, 2024 and April 18, 2022, respectively. The First Lien (Amended) was borrowed to help fund the retirement of the UBS Term Loan dated October 31, 2014 and to pay cash dividends in the amount of $102.7 million.

Interest rates under the First Lien Credit Facility are based, at Keypoint’s election, on a Eurodollar rate, subject to an interest rate floor of 1%, plus an applicable margin of 6.0%. The term loan is scheduled to be repaid in 8 quarterly installments of 1.25% of the original principal amount of the term loan and the remaining 19 quarterly installments of 2.5% of the original principal amount of the term loan with the balance due April 18, 2024. Proceeds are subject to mandatory prepayment if (i) any Indebtedness shall be issued or incurred by any Group Member (excluding other than any Credit Agreement Refinancing Indebtedness), an amount equal to 100% of the Net Cash Proceeds thereof shall be applied promptly; (ii) on any date any Group Member shall receive Net Cash Proceeds from any Asset Sale or Recovery Event then, unless a Reinvestment Notice shall be delivered in respect thereof, such Net Cash Proceeds shall be applied promptly; (iii) for any Excess Cash Flow Period, there shall be Excess Cash Flow, the Borrower shall, on the relevant Excess Cash Flow Application Date, apply the ECF Percentage of such Excess Cash Flow toward the prepayment of the Term Loans, pursuant to the terms of the agreement. As of March 31, 2018, KeyPoint does not expect to have a required excess cash flow payment related to 2017. The current portion of long-term debt as of March 30, 2018 represents $10.8 million of quarterly principal payments. As of March 30, 2018, Keypoint was in compliance with the Consolidated Net Leverage ratio of 5.00:1:00.

UBS/B1 Term Loan Dated October 31, 2014

On November 13, 2012, Keypoint entered into a Credit Agreement in the gross amount of $150.0 million and a revolving credit facility for borrowings up to $10.0 million. The Credit Agreement matured on November 13, 2017 and had interest at a rate of 5.0% plus the highest of: 1) base rate as established by the Administrative Agent, 2) federal funds rate plus 0.5%, 3) one month LIBOR rate plus 1% or 4) 2.25% per annum. On October 31, 2014 the Credit Agreement was amended to increase the principal amount by adding $22.0 million to the then existing debt. The base interest rate was increased from 5% to 5.5% for both the term loan and the revolving credit facility.

As of December 31, 2017 and March 30, 2018, there were no amounts outstanding on the UBS Term Loan dated November 13, 2012 and amended October 31, 2014, and the related revolver with a maturity of November 13, 2017. The outstanding balance of $109.2 million on the UBS Term Loan was repaid in full on April 18, 2017 using a portion of the proceeds from the new $215.0 million First Lien Term Loan. In conjunction with the repayment of the UBS Term Loan, Keypoint recognized a $4.3 million loss on early extinguishment related to the unamortized deferred financing costs and discount on the UBS Term Loan in “Debt extinguishment costs” in the combined statement of operations. Keypoint accounted for the debt refinancing in accordance with ASC 470-50, Modifications and Extinguishments.